Share-Based Compensation - Fair Value of Shares Vested and Weighted Average Estimated Fair Value of Shares Granted (FY) (Details) - Stock Options - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of shares vested	$ 377	$ 397	$ 757	$ 536
Weighted average estimated fair value of shares granted (in dollars per share)	$ 0.62	$ 1.08	$ 0.91	$ 2.11